UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR,

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $244,885 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1    31050 45000000 PRN      SOLE                 45000000        0        0
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108      538     7000 PRN      SOLE                     7000        0        0
CVS CAREMARK CORPORATION       COM              126650100     1082    32815 SH       SOLE                    32815        0        0
DEAN FOODS CO NEW              COM              242370104      852    37320 SH       SOLE                    37320        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     4563  6250000 PRN      SOLE                  6250000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209     2864    20000 PRN      SOLE                    20000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     6450 10000000 PRN      SOLE                 10000000        0        0
ISHARES INC                    MSCI HONG KONG   464286871      260    20000 PRN      SOLE                    20000        0        0
JOHNSON & JOHNSON              COM              478160104     1287    18800 SH       SOLE                    18800        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     1047    33653 SH       SOLE                    33653        0        0
MCDONALDS CORP                 COM              580135101     1013    16900 SH       SOLE                    16900        0        0
ORACLE CORP                    COM              68389X105     1190    60000 SH       SOLE                    60000        0        0
OWENS CORNING NEW              COM              690742101   119969  5177780 SH       SOLE                  5177780        0        0
PROSHARES TR                   ULTRASHRT O&G    74347R586     2984    73850 PRN      SOLE                    73850        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     1086   324300 SH       SOLE                   324300        0        0
SONY CORP                      ADR NEW          835699307      846    27800 PRN      SOLE                    27800        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    31675 35000000 PRN      SOLE                 35000000        0        0
TYSON FOODS INC                NOTE 3.250%10/1  902494AP8    13725 15000000 PRN      SOLE                 15000000        0        0
UNION PAC CORP                 COM              907818108     1116    15930 SH       SOLE                    15930        0        0
VANGUARD WORLD FDS             FINANCIALS ETF   92204A405      657    17400 PRN      SOLE                    17400        0        0
VIRGIN MEDIA INC               COM              92769L101     7215  1000000 SH       SOLE                  1000000        0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3    12000 15000000 PRN      SOLE                 15000000        0        0
WACHOVIA CORP NEW              COM              929903102     1211   390700 SH       SOLE                   390700        0        0
WASHINGTON MUT INC             COM              939322103      205  2923800 SH       SOLE                  2923800        0        0